FINANCE LEASE (Components of Investments) (Details) (USD $)	Apr. 01, 2015	Dec. 31, 2013	Dec. 31, 2012
Capital Leases of Lessor [Abstract]
Total minimum lease payments to be received		$ 5,410,000	$ 9,337,000
Less: unearned income		(416,000)	(1,036,000)
Net investment in finance lease		4,994,000	8,301,000
Less current portion		(3,307,000)	(3,306,000)
Noncurrent portion		1,687,000	4,995,000
Purchase Option for Vessel	$ 1